Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 98,015	[1]	$ 7,412		$ 3,742
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets and depreciation	2,218	[1]	31		12
Equity-based compensation	1,268	[1]	0		0
Deferred income taxes	(416)	[1]	0		0
Loss on the sale of available-for-sale securities	59	[1]	0		0
Deferred income tax on the unrealized loss of available-for-sale securities	21	[1]	0		0
Change in fair value of trading securities	138	[1]	0		0
Loss on investment	0	[1]	0		300
Amortization of notes receivable	573	[1]	0		0
Loss on the disposal of equipment	124	[1]	0		0
Increase (decrease) resulting from changes in:
Purchases of trading securities	(5,854)	[1]	0		0
Selling commissions and dealer manager fees:
Due from related parties	104	[1]	(1,024)		120
Due from non-related parties	257	[1]	(96)		250
Reimbursable expenses:
Due from related parties	(17,282)	[1]	(1,011)		1,450
Due from non-related parties	(523)	[1]	(33)		161
Investment banking fees (related party)	1,449		0		0
Investment banking fees (related party)	(21,420)	[1]	0		0
Notes and loan receivable	(6,557)	[1]	77		(17)
Collections of notes receivable	265	[1]	0		0
Due from RCAP Holdings and related parties	(7,156)	[1]	0		0
Prepaid expenses and other assets	(122)	[1]	99		(396)
Payable to broker-dealers	(3,748)	[1]	4,158		(1,814)
Commissions payable	2,944	[1]	0		0
Due to related parties	16,736	[1]	0		0
Due to related parties	(14,848)	[1]	3,789		28
Due to related parties	2,567	[1]	0		0
Due to related parties	(1,101)	[1]	0		0
Net cash provided by operating activities	47,711	[1]	13,402		3,836
Cash flows from investing activities:
Purchases of available-for-sale securities	(10,097)	[1]	0		0
Proceeds from the sale of available-for-sale securities	1,000	[1]	0		0
Purchase of property and equipment	(685)	[1]	(106)		(11)
First Allied cash acquired	40,693	[1]	0		0
Net cash provided by (used) in investing activities	30,911	[1]	(106)		(11)
Proceeds from issuance of long-term loans	4,502	[1]	0		0
Payments on long-term debt	(1,645)	[1]	0		0
Cash flows from financing activities:
Proceeds from issuance of common stock	50,000	[1]	0		0
Payments of offering costs and fees related to the stock issuance	(6,373)	[1]	0		0
Contributions	0	[1]	3,646		9,519
Distributions to non-controlling interest holders	(47,180)	[1]	0		0
Distributions to members	(19,650)	[1]	(8,200)		(13,560)
Dividends paid	(900)	[1]	0		0
Net cash used in financing activities	(21,246)	[1]	(4,554)		(4,041)
Net increase (decrease) in cash	57,376	[1]	8,742		(216)
Cash and cash equivalents, beginning of period	12,683	[1]	3,941		4,157
Cash and cash equivalents, end of period	70,059	[1]	12,683	[1]	3,941
Supplemental disclosures:
Cash paid for interest	442	[1]	0		0
Cash payments for income taxes	203	[1]	0		0
Dividends declared but not yet paid	$ 450	[1]	$ 0		$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.